Summary of significant accounting policies (Detail Textuals 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Accounting Policy [Line Items]
Cash deposits, including restricted cash	$ 10,391,195	$ 11,880,025
Amount of interest capitalized into construction-in-progress	$ 0	$ 914,688
Amortization period	36 years
PRC income tax	25.00%	25.00%
China
Accounting Policy [Line Items]
PRC income tax	25.00%